The interactive data file included as an exhibit to this filing relates to the supplement to the prospectus for Variable Portfolio – Partners Small Cap Growth Fund filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on June 4, 2019 (Accession No. 0001193125-19-164711), which is incorporated herein by reference.